Intangibles And Goodwill (Changes In Carrying Amount Of Intangibles) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 522	$ 523
Additions	160	138
Transfers	(1)	2
Dispositions	0	0
Amortization	(157)	(141)
Ending balance	524	522
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	481	471
Additions	160	138
Transfers	(1)	8
Dispositions	0	0
Amortization	(151)	(136)
Ending balance	489	481
Software Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2	8
Additions	0	0
Transfers	0	(6)
Dispositions	0	0
Amortization	0	0
Ending balance	2	2
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39	44
Additions	0	0
Transfers	0	0
Dispositions	0	0
Amortization	(6)	(5)
Ending balance	$ 33	$ 39